As filed with the Securities and Exchange Commission on November 23, 2020

File No. 333-63972

File No. 811-10429

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 25

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 26

__________________

Modern Woodmen of America Variable Annuity Account

(Exact Name of Registrant)

__________________

Modern Woodmen of America

(Name of Depositor)

__________________

1701 1st Avenue

Rock Island, Illinois 61201

309-786-6481

(Address and Telephone Number of Principal Executive Office)

__________________

Lester L. Bohnert, Esquire

1701 1st Avenue

Rock Island, Illinois 61201

(Name and Address of Agent for Service of Process)

__________________

Copy to:

Thomas E. Bisset, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

__________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐            immediately upon filing pursuant to paragraph (b) of Rule 485;

☒            on November 30, 2020 pursuant to paragraph (b) of Rule 485;

☐   60 days after filing pursuant to paragraph (a) of Rule 485;

☐   on __________ pursuant to paragraph (a) of Rule 485.

Securities being offered: Flexible Premium Deferred Variable Annuity Certificates

MODERN WOODMEN OF AMERICA

Modern Woodmen of America Variable Annuity Account

Supplement Dated ____________, 2020

to the

Prospectus For

Individual Flexible Premium Deferred Variable Annuity Certificate

(Dated May 1, 2020)

This Supplement provides information regarding your individual flexible premium deferred variable annuity certificate (“Certificate”) prospectus.  Please read this Supplement carefully and retain it with your Certificate prospectus for future reference.

Effective December 1, 2020, this supplement amends the following disclosures in your prospectus.

On page 57 of your prospectus, the following two sentences are added after the first sentence in the description of “Option 1-Deposit at Interest” under “SETTLEMENT OPTIONS-Description of Settlement Options”:

For Certificates issued prior to December 1, 2020, the rate of interest will not be less than a minimum annual interest rate of 3%.  For Certificates issued on or after December 1, 2020, the rate of interest will not be less than a minimum annual interest rate of 1%.

On page 57 of your prospectus, the existing sentence for the description of “Option 4-Income of a Fixed Amount” under “SETTLEMENT OPTIONS-Description of Settlement Options” is deleted and replaced with the following three sentences:

The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted. For Certificates issued prior to December 1, 2020, proceeds will be credited at the rate of interest of 3% per year. For Certificates issued on or after December 1, 2020, proceeds will be credited at the rate of interest of 1% per year.

On page 58 of your prospectus, the first sentence in the fifth paragraph under “SETTLEMENT OPTIONS-Election of Settlement Options and Annuity Payments” is deleted and replaced with the following two sentences:

For Certificates issued prior to December 1, 2020, we use a minimum annual interest rate of 3% to compute fixed annuity payments.  For Certificates issued on or after December 1, 2020, we use a minimum annual interest rate of 1% to compute fixed annuity payments.

On page 58 of your prospectus, the last sentence of the seventh paragraph under “SETTLEMENT OPTIONS-Election of Settlement Options and Annuity Payments” is deleted and replaced with the following four sentences:

For Certificates issued prior to December 1, 2020, reserves and net single premiums for fixed settlement options involving life contingencies are based on the “Annuity 2000” individual annuity mortality table with interest at 3% per year.  For Certificates issued on or after December 1, 2020, net single premiums for fixed settlement options involving life contingencies are based on the “Annuity 2000” individual annuity mortality table with interest at 1% per year.  For Certificates issued on or after December 1, 2020 in Oregon, unisex settlement option factors will be used when required by law and are based on an 80% female/20% male blend of the Annuity 2000 individual annuity mortality table.  Reserves are based on the prevailing mortality table(s) and interest rate(s).

*  *  *  *  *

If you have any questions regarding this Supplement, please contact your registered representative or our Variable Product Administrative Center toll free at 1-866-628-6776.

EXPLANATORY COMMENT

The prospectus and the statement of additional information for individual flexible premium deferred variable annuity certificates offered by Modern Woodmen of America in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (333-63972 and 811-10429) filed on April 24, 2020 with the Securities and Exchange Commission pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)(1)   Financial Statements

All required financial statements are included in Part B.

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)   Exhibits

(1)		Certified resolution of the board of directors of Modern Woodmen of America (the “Society”) establishing Modern Woodmen of America Variable Annuity Account (the “Account”).(1)

(2)		Not Applicable.

(3)		Distribution Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”).(1)

	(a)	First Amendment to Distribution Agreement.(6)

	(b)	Second Amendment to Distribution Agreement.(15)

	(c)	Paymaster Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”).(15)

	(d)	Expense Sharing Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”).(15)

(4)	(a)	Certificate Form.(2)

	(b)	Variable Supplemental Contract.(2)

	(c)	Endorsement to Certificate Form.(10)

	(d)	Amended Certificate Form.(10)

	(e)	Endorsement to Certificate Form.(18)

(5)	(a)	Certificate Application.(2)

	(b)	Suitability Supplement.(7)

(6)	(a)	Articles of Incorporation of the Society.(1)

	(b)	By-Laws of the Society (included in exhibit 6(a) hereto).(1)

	(c)	Revised By-Laws and Articles of Incorporation.(12)

(7)		Not Applicable.

(8)	(a)	Participation Agreement relating to American Century Investments.(2)

(1) Amendment to Participation Agreement.(6)

(2) Amendment No. 1 to Shareholder Services Agreement.(6)

	(3)	Amendment No. 2 to Shareholder Services Agreement.(6)

	(4)	Novation Agreement relating to American Century Investment Services, Inc.(6)

(b)	Participation Agreement relating to Dreyfus Funds.(3)

	(1)	Supplemental Agreement.(5)

	(2)	Amendment to Fund Participation Agreement.(5)

(c)	Participation Agreement relating to EquiTrust Variable Insurance Series Fund.(2)

	(1)	Amended Participation Agreement.(5)

(d)	Participation Agreement relating to Fidelity® Variable Insurance Products Funds.(2)

	(1)	Amendment to Participation Agreement.(6)

	(2)	Amendment to Amended and Restated Participation Agreement.(15)

(e)	Participation Agreement relating to JPMorgan Insurance Trust .(11)

(f)	Administrative Services Agreement and Participation Agreement relating to Summit Pinnacle Series.(2)

	(1)	Consent to Assignment of Participation Agreement.(11)

	(2)	Fund Participation Agreement relating to Calvert Variable Products, Inc.(14)

	(3)	Consent to Assignment of Administrative Services Agreement.(15)

	(4)	Administrative Services Agreement relating to Calvert Variable Products, Inc.(15)

(g)	Participation Agreement relating to T. Rowe Price Equity Series Fund, Inc. and T. Rowe Price International Series, Inc.(3)

	(1)	Amendment to Participation Agreement.(11)

	(2)	Second Amendment to Participation Agreement.(12)

(h)	Participation Agreement relating to Federated Insurance Series Fund.(8)

	(1)	Notices Amendment to Fund Participation Agreement.(16)

(i)	Participation Agreement relating to American Funds Insurance Series.(12)

	(1)	Business Agreement.(12)

(j)	(1)	T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(5)

	(2)	American Century Shareholder Information Agreement (Rule 22c-2).(5)

	(3)	Fidelity® Shareholder Information Agreement (Rule 22c-2).(5)

(4) Summit Shareholder Information Agreement (Rule 22c-2).(5)

(5) American Funds Shareholder Information Agreement (Rule 22c-2).(12)

(9)		Opinion and Consent of Lester L. Bohnert, Esquire.(16)

(10)	(a)	Consent of Eversheds Sutherland (US) LLP.(16)

	(b)	Consent of Ernst & Young LLP.(18)

	(c)	Consent of Michael S. Andrews, Chief Actuary.(17)

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Schedule for Computation of Performance Data.(2)

(14)	(a)	Power of Attorney.(18)

(15)		Master Service Agreement By And Between se2, inc. and Modern Woodmen of America.(9)

(1) Amendment No. 1 to Master Services Agreement.(11)

(2) Amendment No. 2 to Master Services Agreement.(14)

(3) Amendment No. 3 to Master Services Agreement.(13)

(4) Amendment No. 1 to Statement of Work No. 1.(13)

(5) Amendment No. 1 to Statement of Work No. 2.(13)

(6) Amendment No. 2 to Statement of Work No. 2.(14)

(1)	Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on June 27, 2001.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on January 31, 2002.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2002.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 6 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2006.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 30, 2007.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2010.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2011.

(8)

Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2012.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2013.

(10)

Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2014.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 22, 2014.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 16, 2015.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 18, 2016.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 18, 2017.

(15)	Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 20, 2018.

(16)	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 24, 2020.

(17)	Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on October 1, 2020.

(18)	Filed herein.

Item 25. Directors and Officers of the Society*

Name	Title
W. Kenny Massey	President and Director
Jerald J. Lyphout	National Secretary and Director
Lester L. Bohnert	General Counsel and Director
Brett M. Van	Chief Investment Officer and Treasurer and Director
David B. Emrick	Director
Lori A. Newberg	Director
Joseph A. Sztapka	Director
James E. Temperley	Director
Sam H. Kupresin	Director
Jill Lain Weaver	Chief Fraternal Officer
Jeffrey N. Sowards	Chief Distribution and Marketing Officer
Michael S. Andrews	Chief Actuary
Steven J. Ollenburg	Chief Risk Officer
Daniel G. DePuydt	Chief Human Resources Officer
Darwin D. Larrison, Sr.	Chief Information Security Officer
Todd D. Swanson	Chief Accounting Officer

* Unless otherwise indicated, the principal business address of each person is 1701 1st Avenue, Rock Island, Illinois 61201.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Society and is therefore owned and controlled by the Society.

MODERN WOODMEN OF AMERICA

Organizational Chart

01/01/20

Item 27. Number of Certificate Holders

As of July 31, 2020 there were 16,607 Qualified Certificate Holders and 2,666 Non-Qualified Certificate Holders of Certificates funded by Modern Woodmen of America Variable Annuity Account.

Item 28. Indemnification

The Society shall indemnify each officer, director or employee, now or hereafter serving the Society, against the reasonable expenses, including attorneys fees, of any and all claims, liabilities, penalties, forfeitures and fines to which he or she may be or become subject by reason of having served in any such capacity, except as to matters as to which such director, officer or employee was guilty of gross negligence or misconduct in the performance of his or her duties. Such indemnification shall also extend to instances where at the request of the Society the individual serves as a director, officer, employee, trustee or agent of another enterprise. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which such director, officer or employee may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)   MWA Financial Services, Inc. is the registrant’s principal underwriter.

(b)   Officers and Managers of MWA Financial Services, Inc.

Name and Principal Business Address*	Positions and Offices
Clint J. Pogemiller	Chairman and President
Jerald J. Lyphout	Secretary and Director
Todd D. Swanson	Treasurer
Amber Bowman	Compliance Manager
Dawn Jensen	Operations Manager
Neil T. Eigenbrod	Accounting Manager
Sarah J. Hyde	Marketing Manager

* The principal business address of all of the persons listed above is 1701 1st Avenue, Rock Island, Illinois 61201.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation
MWA Financial Services, Inc.	$9,437,038	NA	NA	$346,136*

* Includes Variable Product Distribution Fees and reimbursements for certain MWAFS expenses.

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Society at 1701 1st Avenue, Rock Island, Illinois 61201.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)  The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Certificates offered herein are being accepted.

(b)  The Registrant undertakes that it will include as part of any application to purchase a Certificate offered by the prospectus, either: (i) as part of any application to purchase a Certificate offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Society for a statement of additional information.

(c)  The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Society at the address or phone number listed in the prospectus.

(d)  The Society represents that in connection with its offering of the Certificates as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Modern Woodmen of America (the “Society”) represents that the aggregate charges under the Certificates are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Society.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Modern Woodmen of America Variable Annuity Account certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Rock Island, State of Illinois, on the 23rd day of November, 2020.

MODERN WOODMEN OF AMERICA

By:	/s/ W. KENNY MASSEY
W. Kenny Massey
President

MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

By:	/s/ W. KENNY MASSEY
W. Kenny Massey
President
Modern Woodmen of America

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ W. KENNY MASSEY W. Kenny Massey	President and Director [Principal Executive Officer]	November 23, 2020

/s/ JERALD J. LYPHOUT Jerald J. Lyphout	National Secretary and Director [Principal Financial Officer and Principal Accounting Officer]	November 23, 2020

/s/ LESTER L. BOHNERT Lester L. Bohnert	General Counsel and Director	November 23, 2020

/s/ BRETT M. VAN Brett M. Van	Chief Investment Officer and Treasurer and Director	November 23, 2020

* Lori A. Newberg	Director	November 23, 2020

* Joseph A. Sztapka	Director	November 23, 2020

* James E. Temperley	Director	November 23, 2020

* Sam H. Kupresin	Director	November 23, 2020

*By:	/s/ LESTER L. BOHNERT
Attorney in Fact
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(4)(e)	Endorsement to Certificate Form.

(10)(b)	Consent of Ernst & Young LLP.

(14)(a)	Power of Attorney.